Guarantor Financials (Tables) - Guarantor	12 Months Ended
Dec. 31, 2015
Guarantee Obligations [Line Items]
Schedule Of Condensed Income Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEAR ENDED DECEMBER 31, 2015

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(in millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Revenues and other income
Sales of goods and services	$43,945	$-	$-	$139,158	$(77,294)	$105,809
Other income	2,707	-	1	421,095	(421,575)	2,227
Equity in earnings (loss) of affiliates	1,834	-	436	(153)	(2,117)	-
GE Capital revenues from services	-	250	(460)	36,909	(27,349)	9,350
Total revenues and other income	48,485	250	(23)	597,009	(528,335)	117,386

Costs and expenses
Interest and other financial charges	3,127	232	284	9,037	(9,216)	3,463
Investment contracts, insurance losses and
insurance annuity benefits	-	-	-	2,748	(143)	2,605
Other costs and expenses	45,308	-	3	160,472	(102,651)	103,132
Total costs and expenses	48,435	232	287	172,257	(112,011)	109,200
Earnings (loss) from continuing
operations before income taxes	50	18	(310)	424,752	(416,324)	8,186
Benefit (provision) for income taxes	1,314	(2)	(9)	(11,426)	3,639	(6,485)
Earnings (loss) from continuing operations	1,364	15	(319)	413,326	(412,686)	1,700
Earnings (loss) from discontinued
operations, net of taxes	(7,490)	-	483	(738)	250	(7,495)
Net earnings (loss)	(6,126)	15	164	412,588	(412,436)	(5,795)
Less net earnings (loss) attributable to
noncontrolling interests	-	-	-	250	82	332
Net earnings (loss) attributable to
the Company	(6,126)	15	164	412,339	(412,518)	(6,126)
Other comprehensive income (loss)	1,644	12	1,377	(4,843)	3,454	1,644
Comprehensive income (loss) attributable
to the Company	$(4,483)	$27	$1,542	$407,496	$(409,065)	$(4,483)

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEAR ENDED DECEMBER 31, 2014

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(in millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Revenues and other income
Sales of goods and services	$44,511	$-	$-	$137,034	$(74,786)	$106,758
Other income	1,722	-	-	76,257	(77,202)	778
Equity in earnings (loss) of affiliates	10,510	-	-	-	(10,510)	-
GE Capital revenues from services	-	-	-	50,749	(41,101)	9,648
Total revenues and other income	56,743	-	-	264,040	(203,598)	117,184

Costs and expenses
Interest and other financial charges	3,014	-	-	11,395	(11,686)	2,723
Investment contracts, insurance losses and
insurance annuity benefits	-	-	-	2,678	(148)	2,530
Other costs and expenses	46,128	-	-	155,133	(99,593)	101,668
Total costs and expenses	49,142	-	-	169,206	(111,427)	106,921
Earnings (loss) from continuing
operations before income taxes	7,601	-	-	94,833	(92,171)	10,263
Benefit (provision) for income taxes	1,777	-	-	(4,181)	1,631	(773)
Earnings (loss) from continuing operations	9,378	-	-	90,652	(90,540)	9,490
Earnings (loss) from discontinued
operations, net of taxes	5,855	-	-	(27)	27	5,855
Net earnings (loss)	15,233	-	-	90,625	(90,513)	15,345
Less net earnings (loss) attributable to
noncontrolling interests	-	-	-	2,893	(2,781)	112
Net earnings (loss) attributable to
the Company	15,233	-	-	87,733	(87,733)	15,233
Other comprehensive income (loss)	(9,053)	-	-	(2,787)	2,787	(9,053)
Comprehensive income (loss) attributable
to the Company	$6,180	$-	$-	$84,946	$(84,946)	$6,180

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEAR ENDED DECEMBER 31, 2013

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(in millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Revenues and other income
Sales of goods and services	$40,219	$-	$-	$129,254	$(68,930)	$100,543
Other income	4,024	-	-	54,359	(55,276)	3,107
Equity in earnings (loss) of affiliates	7,919	-	-	-	(7,919)	-
GE Capital revenues from services	-	-	-	48,271	(38,676)	9,595
Total revenues and other income	52,162	-	-	231,883	(170,800)	113,245

Costs and expenses
Interest and other financial charges	2,589	-	-	13,307	(13,026)	2,870
Investment contracts, insurance losses and
insurance annuity benefits	-	-	-	2,779	(118)	2,661
Other costs and expenses	44,120	-	-	149,172	(94,679)	98,614
Total costs and expenses	46,710	-	-	165,258	(107,823)	104,145
Earnings (loss) from continuing
operations before income taxes	5,452	-	-	66,625	(62,977)	9,100
Benefit (provision) for income taxes	2,133	-	-	(2,784)	(568)	(1,219)
Earnings (loss) from continuing operations	7,585	-	-	63,841	(63,545)	7,881
Earnings (loss) from discontinued
operations, net of taxes	5,472	-	-	(1,648)	1,650	5,475
Net earnings (loss)	13,057	-	-	62,193	(61,895)	13,355
Less net earnings (loss) attributable to
noncontrolling interests	-	-	-	(276)	574	298
Net earnings (loss) attributable to
the Company	13,057	-	-	62,469	(62,469)	13,057
Other comprehensive income (loss)	11,110	-	-	1,210	(1,210)	11,109
Comprehensive income (loss) attributable
to the Company	$24,167	$-	$-	$63,679	$(63,679)	$24,167

Schedule Of Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
DECEMBER 31, 2015

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Assets
Cash and equivalents	$4,137	$-	$-	$86,955	$(20,609)	$70,483
Investment securities	14	-	-	40,886	(8,927)	31,973
Receivables - net	89,106	33,232	69,306	76,319	(222,106)	45,856
Inventories	5,447	-	-	19,762	(2,694)	22,515
Property, plant and equipment - net	6,540	-	-	56,808	(9,253)	54,095
Investment in subsidiaries(a)	274,471	-	78,505	405,686	(758,662)	-
Goodwill and intangible assets	7,793	-	-	60,359	14,118	82,270
All other assets	16,200	90	915	247,738	(200,393)	64,550
Assets of discontinued operations	-	-	-	-	120,951	120,951
Total assets	$403,706	$33,321	$148,725	$994,513	$(1,087,574)	$492,692

Liabilities and equity
Short-term borrowings	$145,058	$16,219	$71,862	$60,618	$(243,865)	$49,892
Accounts payable	6,096	-	-	37,636	(30,052)	13,680
Other current liabilities	14,482	(1)	17	34,903	(7,860)	41,540
Long-term and non-recourse borrowings	97,932	16,487	46,392	106,321	(118,748)	148,384
All other liabilities	41,865	489	224	56,943	(9,924)	89,598
Liabilities of discontinued operations	-	-	-	-	46,487	46,487
Total Liabilities	305,433	33,194	118,495	296,421	(363,961)	389,582

Redeemable noncontrolling interests	-	-	-	2,888	84	2,972

GE shareowners' equity	98,274	127	30,230	693,589	(723,946)	98,274
Noncontrolling interests	-	-	-	1,616	248	1,864
Total equity	98,274	127	30,230	695,204	(723,697)	100,138
Total liabilities, redeemable
noncontrolling interests and equity	$403,706	$33,321	$148,725	$994,513	$(1,087,574)	$492,692

(a) Included within the subsidiaries of the Subsidiary Guarantor are cash and cash equivalent balances of $40.1 billion and net assets of discontinued operations of $40.0 billion.

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
DECEMBER 31, 2014

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Assets
Cash and equivalents	$4,820	$-	$-	$87,408	$(22,203)	$70,025
Investment securities	6	-	-	48,869	(13,369)	35,505
Receivables - net	4,996	-	-	277,555	(239,608)	42,943
Inventories	4,759	-	-	15,425	(2,494)	17,689
Property, plant and equipment - net	6,264	-	-	61,453	(19,647)	48,070
Investment in subsidiaries	302,634	-	-	344,778	(647,413)	-
Goodwill and intangible assets	7,237	-	-	62,525	(3,373)	66,389
All other assets	15,206	-	-	202,619	(167,020)	50,804
Assets of discontinued operations	-	-	-	-	323,529	323,529
Total assets	$345,920	$-	$-	$1,100,631	$(791,597)	$654,954

Liabilities and equity
Short-term borrowings	$135,793	$-	$-	$134,651	$(200,020)	$70,425
Accounts payable	741	-	-	38,835	(27,509)	12,067
Other current liabilities	11,753	-	-	17,144	280	29,177
Long-term and non-recourse borrowings	25,966	-	-	205,046	(40,012)	190,999
All other liabilities	43,508	-	-	70,556	(26,942)	87,123
Liabilities of discontinued operations	-	-	-	-	128,233	128,233
Total Liabilities	217,761	-	-	466,232	(165,970)	518,023

Redeemable noncontrolling interests	-	-	-	(42)	140	98

GE shareowners' equity	128,159	-	-	631,308	(631,308)	128,159
Noncontrolling interests	-	-	-	3,133	5,541	8,674
Total equity	128,159	-	-	634,441	(625,767)	136,833
Total liabilities, redeemable
noncontrolling interests and equity	$345,920	$-	$-	$1,100,631	$(791,597)	$654,954

Schedule Of Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2015

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	adjustments	Consolidated

Cash flows – operating activities
Cash from (used for) operating activities -
continuing operations	$13,587	$68	$631	$433,479	$(435,909)	$11,856
Cash from (used for) operating activities -
discontinued operations	(7,490)	-	(30)	27,533	(11,979)	8,034
Cash from (used for) operating activities	6,097	68	601	461,013	(447,888)	19,891

Cash flows – investing activities
Cash from (used for) investing activities –
continuing operations	7,106	(248)	(601)	(493,933)	549,289	61,613
Cash from (used for) investing activities –
discontinued operations	-	-	-	5,854	(7,979)	(2,125)
Cash from (used for) investing activities	7,106	(248)	(601)	(488,079)	541,310	59,488

Cash flows – financing activities
Cash from (used for) financing activities –
continuing operations	(13,886)	180	-	67,063	(122,904)	(69,547)
Cash from (used for) financing activities –
discontinued operations	-	-	-	(37,582)	31,075	(6,507)
Cash from (used for) financing activities	(13,886)	180	-	29,481	(91,829)	(76,054)
Effect of currency exchange rate changes
on cash and equivalents	-	-	-	(3,464)	-	(3,464)
Increase (decrease) in cash and equivalents	(683)	-	-	(1,049)	1,594	(138)
Cash and equivalents at beginning of year	4,820	-	-	108,400	(22,203)	91,017
Cash and equivalents at end of year	4,137	-	-	107,351	(20,609)	90,879
Less cash and equivalents of discontinued
operations at end of year	-	-	-	20,395	-	20,395
Cash and equivalents of continuing operations
at end of year	$4,137	$-	$-	$86,955	$(20,609)	$70,483

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2014

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	adjustments	Consolidated

Cash flows – operating activities
Cash from (used for) operating activities -
continuing operations	$(2,483)	$-	$-	$147,449	$(128,933)	$16,033
Cash from (used for) operating activities -
discontinued operations	5,855	-	-	5,794	27	11,676
Cash from (used for) operating activities	3,372	-	-	153,243	(128,906)	27,709

Cash flows – investing activities
Cash from (used for) investing activities –
continuing operations	(1,410)	-	-	(403,870)	424,509	19,229
Cash from (used for) investing activities –
discontinued operations	-	-	-	(24,263)	-	(24,263)
Cash from (used for) investing activities	(1,410)	-	-	(428,133)	424,509	(5,034)

Cash flows – financing activities
Cash from (used for) financing activities –
continuing operations	(5,641)	-	-	272,150	(307,421)	(40,912)
Cash from (used for) financing activities –
discontinued operations	-	-	-	23,956	-	23,956
Cash from (used for) financing activities	(5,641)	-	-	296,106	(307,421)	(16,956)
Effect of currency exchange rate changes
on cash and equivalents	-	-	-	(3,492)	-	(3,492)
Increase (decrease) in cash and equivalents	(3,679)	-	-	17,721	(11,818)	2,224
Cash and equivalents at beginning of year	8,499	-	-	90,678	(10,385)	88,792
Cash and equivalents at end of year	4,820	-	-	108,400	(22,203)	91,017
Less cash and equivalents of discontinued
operations at end of year	-	-	-	20,991	-	20,991
Cash and equivalents of continuing operations
at end of year	$4,820	$-	$-	$87,408	$(22,203)	$70,025

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2013

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	adjustments	Consolidated

Cash flows – operating activities
Cash from (used for) operating activities -
continuing operations	$1,818	$-	$-	$124,284	$(111,704)	$14,398
Cash from (used for) operating activities -
discontinued operations	5,472	-	-	6,990	1,650	14,112
Cash from (used for) operating activities	7,290	-	-	131,274	(110,054)	28,510

Cash flows – investing activities
Cash from (used for) investing activities –
continuing operations	5,254	-	-	(37,752)	76,657	44,159
Cash from (used for) investing activities –
discontinued operations	-	-	-	(15,042)	-	(15,042)
Cash from (used for) investing activities	5,254	-	-	(52,794)	76,657	29,117

Cash flows – financing activities
Cash from (used for) financing activities –
continuing operations	(6,790)	-	-	(72,741)	32,718	(46,813)
Cash from (used for) financing activities –
discontinued operations	-	-	-	1,238	-	1,238
Cash from (used for) financing activities	(6,790)	-	-	(71,503)	32,718	(45,575)
Effect of currency exchange rate changes
on cash and equivalents	-	-	-	(795)	-	(795)
Increase (decrease) in cash and equivalents	5,754	-	-	6,183	(679)	11,258
Cash and equivalents at beginning of year	2,745	-	-	84,494	(9,706)	77,533
Cash and equivalents at end of year	8,499	-	-	90,678	(10,385)	88,792
Less cash and equivalents of discontinued
operations at end of year	-	-	-	9,617	-	9,617
Cash and equivalents of continuing operations
at end of year	$8,499	$-	$-	$81,060	$(10,385)	$79,173